Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - TDRP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 914,608	$ 752,472
Certain deemed distributions of participant loans	(1,112)	(1,041)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(1,227)	(2,680)
Net assets per Form 5500	$ 912,269	$ 748,751